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                                                    streetTRACKS(R) Series Trust
                                                              One Lincoln Street
                                                                Boston, MA 02111


May 24, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Office of Filings, Information & Consumer Services

RE:      streetTRACKS(R) Series Trust ("Registrant")
         File Nos.: 333-57793, 811-08839

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for the above-referenced Registrant does not differ from that contained in Post-Effective Amendment No. 20 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 23, 2007.

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.

Sincerely,

/s/ Ryan M .Louvar
------------------
Ryan M. Louvar
Assistant Secretary




cc:  W. John McGuire, Esq.